Revenues	12 Months Ended
Jun. 30, 2022
25. Revenues

25. Revenues

	06.30.2022	06.30.2021	06.30.2020
Crops	37,153	26,172	28,912
Sugarcane	10,454	8,607	7,827
Cattle	3,721	4,664	3,266
Supplies	6,319	3,504	2,575
Consignment	2,030	1,597	1,468
Advertising and brokerage fees	2,307	2,232	1,812
Agricultural rental and other services	1,844	1,581	1,587
Income from sales and services from agricultural business	63,828	48,357	47,447
Trading properties and developments	505	1,679	1,796
Rental and services	27,219	18,002	28,021
Hotel operations, tourism services and others	4,298	1,509	4,980
Income from sales and services from urban properties and investment business	32,022	21,190	34,797
Total revenues	95,850	69,547	82,244